20. INCOME TAXES: Schedule of Reasons for Income tax recovery differences (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Reasons for Income tax recovery differences

	2020	2019
Loss before income taxes	$(21,695,274)	$(12,513,900)
Statutory income tax rate	26.5%	26.5%

Expected income tax recovery	(5,749,248)	(3,316,184)
Effect of change in tax rates	(186,145)	5,674
Non-deductible recoveries and other	253,284	1,005,965
Listing expense	8,436,570	-
Stock based compensation	1,048,334	-
Foreign exchange	467,291	-
Fair value adjustments	(14,209,158)	-
280E expenses	670,731	-
Amortization of intangibles	2,824,413	-
Share issuance costs booked through equity	(530,595)	-
Under (over) provided in prior years	-	44,209
Changes in unrecognized deductible temporary differences	3,856,116	341,622
Unused tax losses and tax offsets not recognized	-	1,918,714
Income tax recovery	$(3,118,407)	$-